Finance Income and Finance Costs - Summary of Finance Costs (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Finance Income And Finance Costs [Abstract]
Interest charges and other finance costs	$ 34,783	$ 540,143
Interest expense on loans and borrowings	1,999,889	1,000,000
Interest on lease liabilities	168,065
Warrants issuance costs	1,500,950	603,835
Factoring fees	120,343
Finance costs	$ 3,824,030	$ 2,143,978